Employee Benefits - Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	$ 108,118,868	$ 107,944,581	$ 98,020,192
Current service cost	2,591,975	3,322,813	4,285,693
Interest cost on projected benefit obligation	31,001,348	30,185,257	28,922,385
Expected return on plan assets	(20,070,037)	(20,804,104)	(20,916,104)
Changes in the asset ceiling during the period and others	445,743	587,373	716,330
Past service costs and other	144,481	157,765	53,032
Actuarial gain for changes in experience	(22,599)	(7,222)	(35,145)
Actuarial gain from changes in demographic assumptions	(339,657)	134,625	(85)
Actuarial (gain) loss from changes in financial assumptions	36,163	(24,890)	(4,294)
Net period cost	14,126,945	13,551,617	13,021,812
Actuarial loss for changes in experience			11,671,860
Actuarial gain for changes in experience	(129)	(21,283,470)
Actuarial gain from changes in demographic assumptions			(381,172)
Actuarial loss from changes in demographic assumptions	31,606,323	68,482
Actuarial loss from changes in financial assumptions	7,207,072
Actuarial gain (loss) from changes in financial assumptions		(1,246,539)	2,438,078
Changes in the asset ceiling during the period and others	(712,064)	(1,055,409)	(856,188)
Return on plan assets greater than discount rate	423,514	23,503,296	(2,483,430)
Recognized in other comprehensive income	38,185,188	(13,640)	10,389,148
Contributions to the pension plan made by the Company	(1,337,610)	(1,565,792)	(2,697,621)
Payments to employees	(16,996,920)	(10,651,938)	(9,843,743)
Effect of translation	(1,399,497)	(1,145,960)	(945,207)
Others	(19,734,027)	(13,363,690)	(13,486,571)
Balance at the end of the year	140,696,974	108,118,868	107,944,581
Less short-term portion	(213,065)	(212,141)	(172,406)
Non-current obligation	140,483,909	107,906,727	107,772,175
Defined benefit obligation [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	306,702,447	329,113,625	313,282,595
Current service cost	2,591,975	3,322,813	4,285,693
Interest cost on projected benefit obligation	31,001,348	30,185,257	28,922,385
Actuarial gain for changes in experience	(22,599)	(7,222)	(35,145)
Actuarial gain from changes in demographic assumptions	(339,657)	134,625	(85)
Actuarial (gain) loss from changes in financial assumptions	36,163	(24,890)	(4,294)
Net period cost	33,606,758	33,610,583	33,168,554
Actuarial loss for changes in experience			11,671,860
Actuarial gain for changes in experience	(129)	(21,283,470)
Actuarial gain from changes in demographic assumptions			(381,172)
Actuarial loss from changes in demographic assumptions	31,606,323	68,482
Actuarial loss from changes in financial assumptions	7,207,072
Actuarial gain (loss) from changes in financial assumptions		(1,246,539)	2,438,078
Recognized in other comprehensive income	38,473,738	(22,461,527)	13,728,766
Contributions made by plan participants	155,188	173,722	198,713
Benefits paid	(15,836,928)	(19,546,541)	(18,841,754)
Payments to employees	(16,996,920)	(10,651,938)	(9,843,743)
Effect of translation	(3,534,509)	(3,535,477)	(2,579,506)
Others	(36,213,169)	(33,560,234)	(31,066,290)
Balance at the end of the year	342,569,774	306,702,447	329,113,625
Less short-term portion	(213,065)	(212,141)	(172,406)
Non-current obligation	342,356,709	306,490,306	328,941,219
Plan assets [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	(203,671,122)	(227,688,604)	(222,345,621)
Expected return on plan assets	(20,070,037)	(20,804,104)	(20,916,104)
Past service costs and other	144,481	157,765	53,032
Net period cost	(19,925,556)	(20,646,339)	(20,863,072)
Return on plan assets greater than discount rate	423,514	23,503,296	(2,483,430)
Recognized in other comprehensive income	423,514	23,503,296	(2,483,430)
Contributions made by plan participants	(155,188)	(173,722)	(198,713)
Contributions to the pension plan made by the Company	(1,337,610)	(1,565,792)	(2,697,621)
Benefits paid	15,836,928	19,546,541	18,841,754
Effect of translation	2,528,213	3,353,498	2,058,099
Others	16,872,343	21,160,525	18,003,519
Balance at the end of the year	(206,300,821)	(203,671,122)	(227,688,604)
Non-current obligation	(206,300,821)	(203,671,122)	(227,688,604)
Effect of asset celling [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	5,087,543	6,519,560	7,083,218
Changes in the asset ceiling during the period and others	445,743	587,373	716,330
Net period cost	445,743	587,373	716,330
Changes in the asset ceiling during the period and others	(712,064)	(1,055,409)	(856,188)
Recognized in other comprehensive income	(712,064)	(1,055,409)	(856,188)
Effect of translation	(393,201)	(963,981)	(423,800)
Others	(393,201)	(963,981)	(423,800)
Balance at the end of the year	4,428,021	5,087,543	6,519,560
Non-current obligation	$ 4,428,021	$ 5,087,543	$ 6,519,560